SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)		3 Months Ended				4 Months Ended	6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2023 [1]	Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Other				$ 75,000					$ 150,000		$ 300,000	$ 300,000
General and administrative expenses		$ 1,462,000		313,000			$ 3,553,000		$ 1,391,000		$ 5,230,000	$ 1,984,000
Stardust Power Inc And Subsidiary [Member]
Professional and consulting fees	$ 238,030									$ 1,586,680
Legal and book-keeping services										347,835
Payroll and related taxes										443,672
Marketing and advertisement										119,363
Other										178,148
General and administrative expenses		$ 1,267,059	[1]	$ 878,796	[1]	$ 1,124,198	$ 2,502,425	[1]		$ 2,675,698

[1]	Includes related party amounts of $Nil and $517,281 for the three months ended June 30, 2024 and 2023, respectively and $Nil and $624,438 for the six months ended June 30, 2024 and from March 16, 2023 to June 30, 2023, respectively.